2. Summary of Significant Accounting Policies (June 2017) (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of assets/liabilities	$ 0	$ 0	$ 0
Potentially dilutive shares outstanding	0	0	0
Equipment [Member]
Property and equipment estimated useful lives	P3Y	p3y
Automobiles [Member]
Property and equipment estimated useful lives	P5Y	p5y
Furniture and Fixtures [Member]
Property and equipment estimated useful lives	P7Y	p7y